Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000225893 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000225893 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000225893 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000225893 | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225893 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225893 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225893 | Freddie Mac REMICS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225893 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225893 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225893 | BANK
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238088 | CCO Holdings LLC / CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238088 | Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238088 | OneMain Finance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238088 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238088 | CSC Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238088 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238088 | Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238088 | Carnival Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238088 | United Airlines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238088 | Herc Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000248469 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000248469 | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000248469 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000248469 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000248469 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248469 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248469 | BANK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248469 | J.P. Morgan Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248469 | Wells Fargo Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248469 | Flagship Credit Auto Trust
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184310 | Maine Health & Higher Educational Facilities Authority
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000184310 | Greater Asheville Regional Airport Authority
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184310 | Flagler County School District
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184310 | City of Chicago IL Waterworks Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184310 | Wildwood Utility Dependent District
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184310 | Chicago O'Hare International Airport
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000184310 | Metropolitan Transportation Authority
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000184310 | Anaheim Public Financing Authority
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000184310 | Texas State Technical College
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000184310 | San Francisco Community College District
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000184311 | Chicago O'Hare International Airport
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184311 | Black Belt Energy Gas District
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184311 | Main Street Natural Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184311 | California Community Choice Financing Authority
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184311 | New York State Dormitory Authority
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184311 | Charlotte-Mecklenburg Hospital Authority (The)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184311 | City of Chicago IL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000184311 | Triborough Bridge & Tunnel Authority
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000184311 | Kentucky Public Energy Authority
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000184311 | District of Columbia Housing Finance Agency
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222073 | California Community Choice Financing Authority
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000222073 | Territory of Guam
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000222073 | California Municipal Finance Authority
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222073 | California Health Facilities Financing Authority
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222073 | San Francisco City & County Airport Comm-San Francisco International Airport
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222073 | Guam Power Authority
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222073 | Commonwealth of Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222073 | Compton Unified School District
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222073 | Kern Community College District
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222073 | Romoland School District
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241259 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241259 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241259 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241259 | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241259 | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241259 | WEC Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241259 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241259 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241259 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241259 | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234758 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000234758 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234758 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000234758 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000234758 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000234758 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234758 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234758 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234758 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234758 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234759 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000234759 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234759 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000234759 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234759 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000234759 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234759 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234759 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234759 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234759 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%